Segments of Business and Geographic Areas (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Segment Reporting Information [Line Items]
Additions to property, plant and equipment by segments	$ 2,934	$ 2,893	$ 2,384
Consumer [Member]
Segment Reporting Information [Line Items]
Additions to property, plant and equipment by segments	468	670	526
Pharmaceutical [Member]
Segment Reporting Information [Line Items]
Additions to property, plant and equipment by segments	737	729	508
Medical Devices and Diagnostics [Member]
Segment Reporting Information [Line Items]
Additions to property, plant and equipment by segments	1,230	1,095	1,113
Operating Segments [Member]
Segment Reporting Information [Line Items]
Additions to property, plant and equipment by segments	2,435	2,494	2,147
General Corporate [Member]
Segment Reporting Information [Line Items]
Additions to property, plant and equipment by segments	$ 499	$ 399	$ 237